LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liquidity and Capital Management [Abstract]
Capital	$ 99,000	$ 103,000
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	54,592
Total capital securities	3,033	3,075
Lease obligations	3,160
Commitments	2,883
Debt obligations	6,667
Capital securities	585
Interest rate swaps	119
Borrowing costs capitalised	258	$ 418
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	13,123
Total capital securities	649
Lease obligations	48
Commitments	1,839
Debt obligations	1,685
Capital securities	152
Interest rate swaps	43
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	8,170
Total capital securities	181
Lease obligations	48
Commitments	963
Debt obligations	1,369
Capital securities	113
Interest rate swaps	41
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,592
Total capital securities	865
Lease obligations	44
Commitments	81
Debt obligations	1,118
Capital securities	105
Interest rate swaps	32
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	11,084
Total capital securities	556
Lease obligations	45
Commitments	0
Debt obligations	789
Capital securities	105
Interest rate swaps	3
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,677
Total capital securities	244
Lease obligations	46
Commitments	0
Debt obligations	556
Capital securities	66
Interest rate swaps	0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	9,946
Total capital securities	538
Lease obligations	2,929
Commitments	0
Debt obligations	1,150
Capital securities	44
Interest rate swaps	$ 0